Goodwill And Other Intangible Assets (Schedule Of Amortized Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 20,516	$ 23,224
Accumulated amortization	12,451	12,310
Foreign Currency Translation Adjustments	$ (314)	(238)
Finite-Lived Intangible Assets, Weighted-Average Useful Life	9 years 1 month
Wireless Acquisitions [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 244	764
Accumulated amortization	212	683
Foreign Currency Translation Adjustments	0	0
BellSouth Corporation [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	0	2,370
Accumulated amortization	0	2,370
Foreign Currency Translation Adjustments	0	0
WarnerMedia [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	73	0
Accumulated amortization	15	0
Foreign Currency Translation Adjustments	0	0
AppNexus [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	75	0
Accumulated amortization	20	0
Foreign Currency Translation Adjustments	0	0
DIRECTV [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	19,551	19,551
Accumulated amortization	11,852	8,950
Foreign Currency Translation Adjustments	(216)	(141)
AT&T Corp [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	67	33
Accumulated amortization	36	29
Foreign Currency Translation Adjustments	0	0
Mexican wireless [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	506	506
Accumulated amortization	316	278
Foreign Currency Translation Adjustments	(98)	(97)
Trademarks and trade names [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	18,371	2,942
Accumulated amortization	293	2,366
Foreign Currency Translation Adjustments	$ (7)	(6)
Finite-Lived Intangible Assets, Weighted-Average Useful Life	38 years 7 months
Distribution Networks [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 18,040	0
Accumulated amortization	971	0
Foreign Currency Translation Adjustments	$ 0	0
Finite-Lived Intangible Assets, Weighted-Average Useful Life	10 years
Released Television And Film Content [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 10,814	0
Accumulated amortization	2,988	0
Foreign Currency Translation Adjustments	$ 0	0
Finite-Lived Intangible Assets, Weighted-Average Useful Life	10 years 10 months
Other [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 11,624	781
Accumulated amortization	907	335
Foreign Currency Translation Adjustments	$ (25)	(3)
Finite-Lived Intangible Assets, Weighted-Average Useful Life	18 years 10 months
Total
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 79,365	26,947
Accumulated amortization	17,610	15,011
Foreign Currency Translation Adjustments	$ (346)	$ (247)
Finite-Lived Intangible Assets, Weighted-Average Useful Life	17 years 10 months